JOHN H. LIVELY, Managing Partner
john.lively@practus.com
11300 Tomahawk Creek Pkwy., Suite 310
Leawood, KS 66211
(913) 660-0778
May 5, 2026

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: Precidian ETFs Trust (the “Trust”) (File Nos. 333-171987 and 811-22524)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the update to the Registration Statement on Form N-1A which was filed with the Commission April 29, 2026 (Accession No. 0001499655-26-000012) for the following portfolio series of the Trust:

Airbus SE ADRhedged™*	LVMH Moet Hennessy Louis Vuitton SE ADRhedged™*
Anheuser-Busch InBev SA/NV ADRhedged™*	Mitsubishi UFJ Financial Group, Inc. ADRhedged™*
argenx SE ADRhedged™*	Mizuho Financial Group Inc. ADRhedged™*
Arm Holdings PLC ADRhedged™	National Grid plc ADRhedged™*
ASE Technologies Holding Co. Ltd. ADRhedged™*	Nestle SA ADRhedged™*
ASML Holding NV ADRhedged™	Novartis AG ADRhedged™*
Barclays PLC ADRhedged™*	Novo Nordisk A/S (B Shares) ADRhedged™
Banco Santander S.A. ADRhedged™*	Rio Tinto plc ADRhedged™*
Bayer AG ADRhedged™*	Roche Holding AG ADRhedged™*
Bayerische Motoren Werke AG ADRhedged™*	Sanofi ADRhedged™*
BP p.l.c. ADRhedged™	SAP SE ADRhedged™
British American Tobacco p.l.c. ADRhedged™*	Shell plc ADRhedged™
Diageo plc ADRhedged™*	Siemens AG ADRhedged™*
Deutsche Telekom AG ADRhedged™*	Silicon Motion Technology Corp. ADRhedged™*
GSK plc ADRhedged™	Softbank Group Corp. ADRhedged™*
Haleon plc ADRhedged™*	Sony Group Corp. ADRhedged™*
Heineken NV ADRhedged™*	STMicroelectronics NV ADRhedged™
Hermes International SA ADRhedged™*	Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged™*
Hitachi Ltd. ADRhedged™*	TotalEnergies SE ADRhedged™*
Honda Motor Co. Ltd. ADRhedged™*	Toyota Motor Corporation ADRhedged™
HSBC Holdings plc ADRhedged™	Unilever PLC ADRhedged™
ING Groep NV ADRhedged™*	United Microelectronics Corp. ADRhedged™

Lloyds Banking Group plc ADRhedged™*	Vodafone Group Plc ADRhedged™*
L’Oreal SA ADRhedged™*

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.
Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP

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